Other operating expense, Net - Disclosure of Other Operating Income Expense (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019		Dec. 31, 2018
Schedule of Other Operating Income Expense Net [Line Items]
Depreciation and amortization - Commercial Aviation	$ (101.2)
Carve-Out Expenses	(82.8)	$ (111.3)
Restructuring expenses	(69.2)
Costs with personnel	(44.8)
Corporate projects	(56.4)	(129.0)		$ (83.4)
Impairment of assets	4.2	(104.4)		(99.5)
Taxes on other sales	(20.3)	(29.5)		(27.5)
Expenses system project	(6.7)	(12.9)		(19.7)
Training and development	(4.7)	(6.8)		(8.7)
Fair value changes - Republic Airways shares (Note 1.1.2)	(4.1)	0.7
Flight safety standards	(3.1)	(4.7)		(4.4)
Aircraft maintenance and flights costs - fleet	(2.8)	(2.1)		(3.3)
Product modifications	(2.5)	(2.4)
Additional losses with financial guarantees exercised	(5.9)
Provision for contingencies	(0.3)	(8.1)		(12.0)
Contractual fines	(3.9)	(3.5)		(2.9)
Other sales	6.2	8.3		8.8
Royalties	7.0	15.9		15.3
Reversal of tax provisions	8.1	26.8
Contractual fines revenue	15.1	31.0		35.4
Recovery of expenses	12.7	26.2		11.7
Others	(19.3)	(41.0)		(9.2)
Other operating income (expense)	$ (374.7)	$ (346.8)	[1]	$ (199.4)	[1]

[1]	Consolidated statements of income for each of the comparative years ended December 31, 2019 and 2018 were recast to present the results of the Commercial Aviation business unit and related services as continuing operations (previously disclosed as discontinued operations) since the beginning of comparative periods (Note 1.1.1 and 2.1.5).